Investments in Financial Instruments - Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 6,076,079
Balance at the end of year	3,389,485	$ 6,076,079
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		99,673
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	114,046
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	6,070,856	7,001,859
Investments		1,118,178
Disposition of investments	(1,607,969)	(2,015,390)
Change in fair value in other comprehensive income (loss)	(1,078,625)	(33,791)
Balance at the end of year	3,384,262	6,070,856
FVOCIL | Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	945,176	1,135,803
Disposition of investments		(258,956)
Change in fair value in other comprehensive income (loss)	(171,967)	68,329
Balance at the end of year	773,209	945,176
FVOCIL | Publicly Traded Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	3,517,711	5,397,504
Disposition of investments		(1,756,434)
Change in fair value in other comprehensive income (loss)	(906,658)	(123,359)
Balance at the end of year	2,611,053	3,517,711
FVOCIL | Other Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	1,607,969	468,552
Investments		1,118,178
Disposition of investments	$ (1,607,969)
Change in fair value in other comprehensive income (loss)		21,239
Balance at the end of year		$ 1,607,969